Retirement Employee Benefits - Summary of Defined Benefit Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Present value of defined benefit obligations	$ 120,606	$ 112,980	$ 92,575	$ 93,367